UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   12855 Flushing Meadow Drive
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Peter J. Lewis, CFA
        -------------------------
Title:  Director of Research
        -------------------------
Phone:  (314) 822-0204
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                   St. Louis, MO                    4/18/2005
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           87
                                         -----------
Form 13F Information Table Value Total:     $217,789
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3Com Corporation               Common Stock     885535104      480  135000 SH       Sole    None     135000      -      -
Acclaim Energy Tr Unit (Can)   Foreign Unit     00433B201      503   40000 SH       Sole    None      40000      -      -
Adaptec Inc.                   Common Stock     00651f108      359   75000 SH       Sole    None      75000      -      -
Alliance Semiconductor Corp    Common Stock     01877h100      483  194177 SH       Sole    None     194177      -      -
Allmerica Financial            Common Stock     019754100     3239   90100 SH       Sole    None      30100      -  60000
Amerada Hess Corp              Common Stock     023551104     4540   47190 SH       Sole    None      16300      -  30890
AmeriServ Financial Inc        Common Stock     03074A102     3790  675610 SH       Sole    None     226547      - 449063
APAC Teleservices Inc          Common Stock     00185E106      296  237000 SH       Sole    None     237000      -      -
Applied Micro Circuits Corp    Common Stock     03822W109      492  150000 SH       Sole    None     150000      -      -
Arkansas Best Corp             Common Stock     040790107     6689  177075 SH       Sole    None      64203      - 112872
ArvinMeritor Inc               Common Stock     043353101     4951  320050 SH       Sole    None     113400      - 206650
AXT Inc                        Common Stock     00246W103      369  300000 SH       Sole    None     300000      -      -
Baytex Energy Tr (Canada)      Foreign Unit     073176109      493   40000 SH       Sole    None      40000      -      -
Beazer Homes USA Inc           Common Stock     07556Q105     9806  196672 SH       Sole    None      67518      - 129154
Blair Corp                     Common Stock     092828102     5076  153984 SH       Sole    None      51903      - 102081
Chiquita Brands Intl Inc       Common Stock     170032809     4367  163100 SH       Sole    None      56500      - 106600
Ciena Corp                     Common Stock     171779101      404  235000 SH       Sole    None     235000      -      -
CNA Financial Corp             Common Stock     126117100     4412  157250 SH       Sole    None      68500      -  88750
Coachmen Industries Inc        Common Stock     189873102      134    9900 SH       Sole    None       6500      -   3400
Colonial Properties Trust      Common Stock     195872106      384   10000 SH       Sole    None      10000      -      -
Concord Camera Corp            Common Stock     206156101      398  220000 SH       Sole    None     220000      -      -
Conexant Systems Inc           Common Stock     207142100      450  300000 SH       Sole    None     300000      -      -
CP Ships Ltd                   Common Stock     22409V102     5262  371100 SH       Sole    None     159600      - 211500
Crossroads Systems, Inc.       Common Stock     22765D100      249  300000 SH       Sole    None     300000      -      -
Dana Corp                      Common Stock     235811106     3221  251900 SH       Sole    None     102350      - 149550
Delta Woodside Industries      Common Stock     247909203      561  780215 SH       Sole    None     247575      - 532640
Digimarc Corp                  Common Stock     253807101      369   60000 SH       Sole    None      60000      -      -
Enesco Group Inc.              Common Stock     292973104      399   60000 SH       Sole    None      60000      -      -
Envoy Communications Group     Common Stock     293986303      224   98312 SH       Sole    None      98312      -      -
ESS Technologies Inc           Common Stock     269151106      342   65000 SH       Sole    None      65000      -      -
First Aviation Svc             Common Stock     31865W108      164   35000 SH       Sole    None      35000      -      -
First Citizens Bancshares Inc  Common Stock     31946M103     2344   16014 SH       Sole    None      11098      -   4916
Flexsteel Industries Inc       Common Stock     339382103     3929  239477 SH       Sole    None      93709      - 145768
Ford Motor Co                  Common Stock     345370860     3845  339400 SH       Sole    None     113000      - 226400
FSI International              Common Stock     302633102      423  100000 SH       Sole    None     100000      -      -
General Motors Corp            Common Stock     370442105     3916  133250 SH       Sole    None      51200      -  82050
Hudson's Bay Co                Foreign Stock    444204101     5001  462375 SH       Sole    None     161975      - 300400
Insteel Industries Inc         Common Stock     45774W108     6362  423617 SH       Sole    None     149513      - 274104
Integrated Silicon Solutions   Common Stock     45812P107      435   65000 SH       Sole    None      65000      -      -
Kellwood Co                    Common Stock     488044108     3578  124296 SH       Sole    None      53900      -  70396
Kemet Corp                     Common Stock     488360108      465   60000 SH       Sole    None      60000      -      -
Korea Electric Power Corp      Sponsored ADR    500631106     4686  348700 SH       Sole    None     121100      - 227600
L B Foster Co                  Common Stock     350060109     5119  554110 SH       Sole    None     193248      - 360862
LandAmerica Financial Group    Common Stock     514936103     5062  101195 SH       Sole    None      36640      -  64555
Lattice Semiconductor Corp     Common Stock     518415104      537  100000 SH       Sole    None     100000      -      -
Liberty Homes Inc              Common Stock     530582204      128   26201 SH       Sole    None      15421      -  10780
LSI Logic Corp                 Common Stock     502161102      642  115000 SH       Sole    None     115000      -      -
M/I Homes Inc                  Common Stock     55305B101     9034  184648 SH       Sole    None      62218      - 122430
Manugistics Group Inc          Common Stock     565011103      352  210000 SH       Sole    None     210000      -      -
Max Worldwide, Inc             Common Stock     577940109       69  155000 SH       Sole    None     155000      -      -
Metro One Telecommunications   Common Stock     59163F105      401  300000 SH       Sole    None     300000      -      -
Natuzzi S.p.A.                 Sponsored ADR    63905A101     2049  197300 SH       Sole    None      77100      - 120200
Network Engines                Common Stock     64121A107      121   68883 SH       Sole    None      68883      -      -
NewAlliance Bancshares Inc     Common Stock     650203102     4541  324411 SH       Sole    None     105035      - 219376
Ohio Casualty Corp             Common Stock     677240103     3012  131100 SH       Sole    None      45500      -  85600
Oplink Communications Inc      Common Stock     68375Q106      431  275000 SH       Sole    None     275000      -      -
Parlex Corp                    Common Stock     701630105      444   70000 SH       Sole    None      70000      -      -
Peak International Ltd         Common Stock     G69586108      460  121600 SH       Sole    None     121600      -      -
Peco II Inc                    Common Stock     705221109      321  300000 SH       Sole    None     300000      -      -
Pemstar Inc.                   Common Stock     706552106      354  300000 SH       Sole    None     300000      -      -
PMA Capital Corp               Common Stock     693419202     4124  515505 SH       Sole    None     207967      - 307538
PXRE Group Ltd                 Common Stock     G73018106     3483  135800 SH       Sole    None      71000      -  64800
Quaker Fabric Corp             Common Stock     747399103     3840 1181817 SH       Sole    None     489045      - 692772
Ryerson Tull Inc               Common Stock     78375P107     5972  471411 SH       Sole    None     157971      - 313440
Ryland Group Inc               Common Stock     783764103     3824   61672 SH       Sole    None      30800      -  30872
Safeguard Scientific Inc       Common Stock     786449108      355  250000 SH       Sole    None     250000      -      -
Sea Containers Ltd             Common Stock     811371707     6873  376426 SH       Sole    None     152612      - 223814
Selectica, Inc                 Common Stock     816288104      402  125000 SH       Sole    None     125000      -      -
Sipex Corp                     Common Stock     829909100      406  175000 SH       Sole    None     175000      -      -
Spartan Stores Inc             Common Stock     846822104    13111 1232306 SH       Sole    None     452315      - 779991
Stats Chippac LTD              Sponsored ADR    85771T104      528   80000 SH       Sole    None      80000      -      -
Technology Solutions Co        Common Stock     87872T108      303  300000 SH       Sole    None     300000      -      -
Tecumseh Products Co           Common Stock     878895200     3806   96103 SH       Sole    None      35988      -  60115
Tesoro Corp                    Common Stock     881609101     8456  228422 SH       Sole    None      80641      - 147781
Three Five Systems, Inc.       Common Stock     88554L108      206  200000 SH       Sole    None     200000      -      -
Tommy Hilfiger Corp            Common Stock     G8915Z102      526   45000 SH       Sole    None      45000      -      -
Toys R Us Inc                  Common Stock     892335100     5587  216900 SH       Sole    None      78800      - 138100
Transpro Inc                   Common Stock     893885103     4108  632100 SH       Sole    None     241200      - 390900
Trikon Technologies Inc        Common Stock     896187408      427  215000 SH       Sole    None     215000      -      -
Unifi Inc                      Common Stock     904677101     3596 1073500 SH       Sole    None     327700      - 745800
Unumprovident Corp.            Common Stock     91529Y106      510   30000 SH       Sole    None      30000      -      -
Valero Energy Corp             Common Stock     91913Y100    11331  154650 SH       Sole    None      57090      -  97560
Vignette Corp                  Common Stock     926734104      524  400000 SH       Sole    None     400000      -      -
Virco Mfg Corp                 Common Stock     927651109     3113  405346 SH       Sole    None     126796      - 278550
Vishay Intertech               Common Stock     928298108      497   40000 SH       Sole    None      40000      -      -
Watchguard Tech                Common Stock     941105108      436  135000 SH       Sole    None     135000      -      -
Zomax Optical Media Inc        Common Stock     989929104      444  150000 SH       Sole    None     150000      -      -